Matisse Discounted Closed-End Fund Strategy
Matisse Discounted Closed-End Fund Strategy
INVESTMENT OBJECTIVES
The Matisse Discounted Closed-End Fund Strategy seeks long-term capital appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Matisse Discounted Closed-End Fund Strategy	Institutional Class	Class A
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	none
Redemption Fee (as a % of amount redeemed; charged upon any redemption of shares within 60 days of their issuance)	2.00%	2.00%

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Matisse Discounted Closed-End Fund Strategy		Institutional Class	Class A
Management Fees	[1]	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	[1]	none	0.25%
Other Expenses	[1][2]	1.50%	1.50%
Acquired Fund Fees and Expenses	[1][3]	1.18%	1.18%
Total Annual Fund Operating Expenses	[1]	3.88%	4.13%
Less Fee Waiver and/or Expense Limitation	[1][2]	1.20%	1.20%
Net Annual Fund Operating Expenses	[1]	2.68%	2.93%
[1]	Since the Fund is newly organized, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
[2]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through July 31, 2014. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.30%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through July 31, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $90 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement. These measures are intended to limit the Fund's operating expenses to 1.50% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees. The Fund's net expense ratio will be higher than 1.50% to the extent the Fund incurs expenses excluded from this arrangement. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.
[3]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Matisse Discounted Closed-End Fund Strategy (USD $)	1 Year	3 Years
Institutional Class	271	1,074
Class A	854	1,656

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a "fund of funds" that seeks to achieve its investment objectives principally through investments in unaffiliated closed-end funds which pay regular periodic cash distributions, the interests of which typically trade at substantial discounts relative to their underlying net asset values. The Fund's investment advisor, Deschutes Portfolio Strategies (the "Advisor") believes this approach is capable of generating capital appreciation and income.

As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings for investment purposes, in discounted closed-end funds.  For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor's determination, the fund's market value is less than the value of its underlying portfolio.  In addition, the closed-end funds may be domestic or foreign for purposes of this policy.  This policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

Closed-end funds are investment companies that, unlike an open-end mutual fund, do not typically issue redeemable shares.  Instead, a fixed number of shares trade on a secondary market, such as the New York Stock Exchange or the NASDAQ Stock Market.  The shares of closed-end funds frequently trade at either a premium or discount relative to their underlying net asset values.  The Fund will invest in closed-end funds that are trading at substantial discounts relative to the underlying net asset values and that the Advisor feels are best positioned to narrow the spread between the underlying net asset value of the fund and the share price.  A closed-end fund is considered to be trading at a substantial discount when, in the Advisor's determination, the fund's market value is significantly less than the value of its underlying portfolio.  The Advisor believes that these investments will allow the Fund to profit from the capital appreciation achieved when such spreads decrease and the market prices of the shares move closer to the net asset values, as well as from the capital appreciation achieved when general market conditions increase share prices, and the income generated from closed-end fund distributions.

The Advisor intends to construct a diversified portfolio that generates regular cash income.  Under normal market conditions, the Fund's portfolio will hold shares of approximately 30 to 90 unaffiliated closed-end funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments.  The closed-end funds in which the Fund invests may hold either equity securities or fixed income securities.  In addition, the closed-end funds may invest in foreign securities and American Depository Receipts (ADRs); may invest in derivative instruments; and may utilize leverage to acquire their underlying portfolio investments.

In selecting closed-end funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a closed-end fund will increase or decrease.  The process incorporates quantitative information about the fund's discount, dividends, management, expenses, portfolio, liquidity, and historical pricing.  An analysis based on the same process determines when a closed-end fund should be sold.

The Fund's direct investments may be in both domestic and foreign securities.  (The Advisor deems a security to be foreign if a U.S. market is not the principal trading market.)  Foreign securities held by the Fund will principally be closed-end funds listed and traded in Canada and the United Kingdom.  Such investments will be selected for investment and sold using the same proprietary research process for domestic closed-end funds, although with adjustments for local practices and regulations.  Investments in foreign securities may be made directly in foreign markets, including emerging markets, as well as indirectly through other investment companies and ADRs.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs organized independently of the issuers.

Based upon the Advisor's view of available investment opportunities, as well as for cash management purposes, the Fund's portfolio will also include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses.  Under normal circumstances, the Fund may hold up to 20% of net assets, plus borrowings for investment purposes, in cash and cash equivalents.  This portion of the Fund's portfolio will principally be invested in money market mutual funds.

To take advantage of opportunities to invest, the Fund may borrow money for investment purposes (leverage).  Any borrowing by the Fund will be subject to the limitations set forth in the Investment Company Act of 1940 and relevant interpretive positions of the staff of the Securities and Exchange Commission, which presently allow the Fund to borrow (including pledging, mortgaging or hypothecating assets) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund is a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including closed-end funds and money market mutual funds.  Investments in other funds subject the Fund to additional operating and management fees and expenses.  For instance, investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the funds' investment advisor, the strategies and instruments used by the funds, and the Advisor's ability to select funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk.  Although the Fund and the Advisor will evaluate regularly each closed-end fund in which the Fund invests to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a closed-end fund.  The investment advisor to each closed-end fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Closed-End Fund Risk.  Closed-end funds involve investment risks different from those associated with other investment companies.  First, the shares of closed-end funds frequently trade at a premium or discount relative to their net asset value.  When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment.  Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price.  If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified.  The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund's return.  Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund's actual interest income and capital gains.  Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund's net asset value and its earnings capacity.  Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds.  Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.

Money Market Mutual Fund Risk.  The Fund may invest in money market mutual funds in order to manage its cash component.  An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund's investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Quantitative Model Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Foreign Securities Risk.  The Fund may invest in foreign securities.  Foreign securities involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than investments in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Portfolio Turnover Risk.  The Advisor will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.

Leverage Risk.  The Fund may leverage or borrow money from banks to buy securities and pledge its assets in connection with the borrowing.  Use of leverage tends to magnify increases and decreases in the Fund's returns and leads to a more volatile share price.  The Fund will also incur borrowing costs in connection with its use of leverage.  If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund.  Leveraging by both the Fund and the underlying closed-end funds, which often employ leverage, will expose the Fund to a relatively high level of leverage risk.  There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."

Operating Risk.  The Advisor and the Fund's administrator have entered into an Operating Plan that facilitates the administrator's assumption of Fund expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to make payments to the administrator based upon the Fund's net assets and assume certain expenses of the Fund.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses that the Advisor has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

New Fund Risk.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.